Notes and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 23, 2012
Proceeds from issuance of notes			$ 399,435	$ 182,250	$ 229,000	$ 150,800
Convertible common stock per share	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Stock issued for convertible note					91,935,386
Accrued interest	36,848		36,848
Debt forgiveness amount			(22,000)		(8,000)	(3,750)
Notes Payable 1 [Member]
Proceeds from issuance of notes			50,000		50,000	6,000
Note, interest rate	10.00%		10.00%		10.00%
Loan maturity date			Sep. 30, 2014		Sep. 30, 2014
Conversion of convertible debt price per share	$ 0.05		$ 0.05		$ 0.05
Stock issued for convertible note			2,639,237		2,639,237
Stock issued for convertible note, value			30,000		30,000
Derivative liability, risk free interest rate			0.0013%		0.0013%
Derivative liability, dividend rate			0.00%		0.00%
Derivative liability, volatility rate			597.00%		597.00%
Notes Payable 2 [Member]
Proceeds from issuance of notes			45,000		45,000	50,000
Note, interest rate	8.00%		8.00%		8.00%	10.00%
Loan maturity date			Mar. 05, 2014		Mar. 05, 2014	Sep. 30, 2014
Convertible common stock per share						$ 0.05
Outstanding value of notes payable						30,000
Stock issued for convertible note			2,543,235		2,543,235	2,639,327
Stock issued for convertible note, value			5,000		5,000
Debt amount	15,000		15,000		15,000
Repayment of debt by cash			15,000		15,000
Derivative liability, risk free interest rate			0.0013%		0.0013%	0.0013%
Derivative liability, dividend rate			20.00%		20.00%	0.00%
Derivative liability, volatility rate			536.00%		536.00%	597.00%
Notes Payable 3 [Member]
Proceeds from issuance of notes			109,500		109,500	32,500
Note, interest rate	12.00%		12.00%		12.00%	8.00%
Debt discounts percentage	45.00%		45.00%		45.00%	45.00%
Derivative liability, risk free interest rate			0.0013%		0.0013%	0.0012%
Derivative liability, dividend rate			0.00%		0.00%	286.00%
Derivative liability, volatility rate			65.00%		65.00%	0.00%
Notes Payable 4 [Member]
Proceeds from issuance of notes			15,000		15,000	32,500
Note, interest rate	6.00%		6.00%		6.00%	8.00%
Stock issued for convertible note						5,388,537
Debt discounts percentage	35.00%		35.00%		35.00%
Debt amount	8,077		8,077		8,077
Derivative liability, risk free interest rate						0.006%
Derivative liability, dividend rate						276.00%
Derivative liability, volatility rate						0.00%
Notes Payable 5 [Member]
Proceeds from issuance of notes			15,000		15,000	10,500
Note, interest rate	8.00%		8.00%		8.00%	8.00%
Loan maturity date					Apr. 29, 2014
Stock issued for convertible note						1,677,060
Debt discounts percentage	30.00%		30.00%		30.00%	60.00%
Derivative liability, risk free interest rate			0.0014%		0.0014%	0.01%
Derivative liability, dividend rate			0.00%		0.00%	276.00%
Derivative liability, volatility rate			517.00%		597.00%	0.00%
Notes Payable 6 [Member]
Proceeds from issuance of notes			15,500		15,500	45,000
Note, interest rate	8.00%		8.00%		8.00%	8.00%
Loan maturity date						Mar. 05, 2014
Debt discounts percentage	45.00%		45.00%		45.00%
Derivative liability, risk free interest rate			0.0012%		0.0012%
Derivative liability, dividend rate			0.00%		0.00%
Derivative liability, volatility rate			580.00%		580.00%
Notes Payable 7 [Member]
Proceeds from issuance of notes			2,500		2,500	109,500
Note, interest rate	6.00%		6.00%		6.00%	12.00%
Loan maturity date			Apr. 29, 2014		Apr. 29, 2014
Debt discounts percentage	35.00%		35.00%		35.00%
Issuance of warrants for purchase of common stock			133,334		133,334
Derivative liability, risk free interest rate			0.0011%		0.0011%
Derivative liability, dividend rate			0.00%		0.00%
Derivative liability, volatility rate			599.00%		599.00%
Notes Payable 8 [Member]
Proceeds from issuance of notes			53,000		53,000	27,500
Note, interest rate	8.00%		8.00%		8.00%	8.00%
Stock issued for convertible note						3,988,570
Debt discounts percentage	45.00%		45.00%		45.00%	60.00%
Repayment of debt by cash						10,250
Derivative liability, risk free interest rate			0.0012%		0.0012%	0.0012%
Derivative liability, dividend rate			0.00%		0.00%	276.00%
Derivative liability, volatility rate			586.00%		586.00%	0.00%
Notes Payable 8 [Member] | June 25, 2014 [Member]
Stock issued for convertible note			8,000,000		8,000,000
Stock issued for convertible note, value			11,000		11,000
Notes Payable 8 [Member] | August 7, 2014 [Member]
Stock issued for convertible note			53,299,071		53,299,071
Stock issued for convertible note, value			41,000		41,000
Notes Payable 9 [Member]
Proceeds from issuance of notes			44,000		44,000	22,500
Note, interest rate						8.00%
Stock issued for convertible note			3,666,667		3,666,667	3,840,961
Stock issued for convertible note, value			11,000		11,000
Debt discounts percentage	50.00%		50.00%		50.00%	45.00%
Debt amount	22,000		22,000		22,000
Convertible debt	22,000		22,000		22,000
Derivative liability, risk free interest rate						0.0011%
Derivative liability, dividend rate						482.00%
Derivative liability, volatility rate						0.00%
Notes Payable 10 [Member]
Proceeds from issuance of notes			20,000		20,000	15,000
Note, interest rate	6.00%		6.00%		6.00%	8.00%
Debt discounts percentage	35.00%		35.00%		35.00%	30.00%
Debt amount	10,769		10,769		10,769
Derivative liability, risk free interest rate						0.0014%
Derivative liability, dividend rate						517.00%
Derivative liability, volatility rate						0.00%
Notes Payable 11 [Member]
Proceeds from issuance of notes						22,800
Note, interest rate					8.00%
Outstanding value of notes payable	35,000		35,000		35,000
Stock issued for convertible note						4,185,380
Debt discounts percentage						45.00%
Accrued interest	4,710		4,710		4,710
Derivative liability, risk free interest rate			0.0013%		0.0013%	0.0012%
Derivative liability, dividend rate			0.00%		0.00%	323.00%
Derivative liability, volatility rate			526.00%		526.00%	0.00%
Notes Payable 12 [Member]
Proceeds from issuance of notes			6,000		6,000	15,500
Note, interest rate	9.875%		9.875%		9.875%	8.00%
Debt discounts percentage	30.00%		30.00%		30.00%	45.00%
Derivative liability, risk free interest rate			0.0013%		0.0013%	0.0012%
Derivative liability, dividend rate			0.00%		0.00%	580.00%
Derivative liability, volatility rate			536.00%		536.00%	0.00%
Notes Payable 13 [Member]
Proceeds from issuance of notes			53,000		53,000	15,000
Note, interest rate	8.00%		8.00%		8.00%	6.00%
Loan maturity date			Nov. 06, 2014		Nov. 06, 2014
Stock issued for convertible note			85,905,098		85,905,098
Stock issued for convertible note, value			18,000		18,000
Debt discounts percentage	45.00%		45.00%		45.00%	35.00%
Debt amount						8,077
Derivative liability, risk free interest rate			0.0013%		0.0013%
Derivative liability, dividend rate			0.00%		0.00%
Derivative liability, volatility rate			536.00%		536.00%
Notes Payable 14 [Member]
Proceeds from issuance of notes			25,000		25,000	75,000
Note, interest rate	12.00%		12.00%		12.00%	6.00%
Loan maturity date						Mar. 26, 2014
Convertible common stock per share						$ 0.02
Stock issued for convertible note						3,846,154
Stock issued for convertible note, value			19,801		19,801
Debt discounts percentage	40.00%		40.00%		40.00%	35.00%
Issuance of warrants for purchase of common stock						4,000,000
Debt amount						40,835
Derivative liability, risk free interest rate			0.0013%		0.0013%	0.0012%
Derivative liability, dividend rate			0.00%		0.00%	596.00%
Derivative liability, volatility rate			536.00%		536.00%	0.00%
Notes Payable 14 [Member] | April 10, 2014 [Member]
Debt Conversion, Converted Instrument, Shares Issued			3,699,000		3,699,000
Notes Payable 14 [Member] | May 8, 2014 [Member]
Debt Conversion, Converted Instrument, Shares Issued			4,280,000		4,280,000
Notes Payable 14 [Member] | June 23, 2014 [Member]
Debt Conversion, Converted Instrument, Shares Issued			5,288,000		5,288,000
Notes Payable 15 [Member]
Proceeds from issuance of notes			30,000		30,000	7,500
Note, interest rate	8.00%		8.00%		8.00%	6.00%
Loan maturity date						Apr. 21, 2014
Convertible common stock per share						$ 0.02
Stock issued for convertible note						923,077
Debt discounts percentage	42.00%		42.00%		42.00%	35.00%
Issuance of warrants for purchase of common stock						400,000
Derivative liability, risk free interest rate			0.0013%		0.0013%	0.001%
Derivative liability, dividend rate			0.00%		0.00%	598.00%
Derivative liability, volatility rate			61.00%		61.00%	0.00%
Notes Payable 16 [Member]
Proceeds from issuance of notes			86,500		86,500	2,500
Note, interest rate	12.00%		12.00%		12.00%	6.00%
Loan maturity date			Mar. 05, 2015		Mar. 05, 2015	Apr. 29, 2014
Convertible common stock per share						$ 0.02
Stock issued for convertible note			3,000,000		3,000,000
Stock issued for convertible note, value			4,132		4,132
Debt discounts percentage	45.00%		45.00%		45.00%	35.00%
Issuance of warrants for purchase of common stock						133,334
Derivative liability, risk free interest rate			0.0013%		0.0013%	0.0011%
Derivative liability, dividend rate			0.00%		0.00%	599.00%
Derivative liability, volatility rate			65.00%		65.00%	0.00%
Notes Payable 17 [Member]
Proceeds from issuance of notes			86,291		86,291	53,000
Note, interest rate	12.00%		12.00%		12.00%	8.00%
Loan maturity date			Mar. 05, 2015		Mar. 05, 2015
Stock issued for convertible note			6,000,000		6,000,000
Stock issued for convertible note, value			30,000		30,000
Debt discounts percentage						45.00%
Derivative liability, risk free interest rate			0.0013%		0.0013%	0.0012%
Derivative liability, dividend rate			0.00%		0.00%	586.00%
Derivative liability, volatility rate			63.00%		63.00%	0.00%
Notes Payable 18 [Member]
Proceeds from issuance of notes			88,500		88,500
Note, interest rate	6.00%		6.00%		6.00%
Loan maturity date			Jun. 30, 2015		Jun. 30, 2015
Notes Payable 19 [Member]
Proceeds from issuance of notes			50,000		50,000
Note, interest rate	6.00%		6.00%		6.00%
Loan maturity date			Aug. 08, 2015		Aug. 08, 2015
Debt discounts percentage	35.00%		35.00%		35.00%
Notes Payable 20 [Member]
Proceeds from issuance of notes			42,500		42,500
Note, interest rate	22.00%		22.00%		22.00%
Loan maturity date			Jan. 07, 2015		Jan. 07, 2015
Debt discounts percentage	45.00%		45.00%		45.00%
Derivative liability, risk free interest rate			0.0013%		0.0013%
Derivative liability, dividend rate			0.00%		0.00%
Derivative liability, volatility rate			197.00%		197.00%
Notes Payable 21 [Member]
Proceeds from issuance of notes			42,500		42,500
Note, interest rate	22.00%		22.00%		22.00%
Loan maturity date			Jan. 08, 2015		Jan. 08, 2015
Debt discounts percentage	45.00%		45.00%		45.00%
Derivative liability, risk free interest rate			0.013%		0.013%
Derivative liability, dividend rate			0.00%		0.00%
Derivative liability, volatility rate			162.00%		162.00%
Notes Payable 22 [Member]
Proceeds from issuance of notes			$ 52,500		$ 52,500
Note, interest rate	12.00%		12.00%		12.00%
Loan maturity date			Jun. 05, 2015		Jun. 05, 2015